SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of detailed information about intangible assets [line items]
Development costs capitalized	$ 0
Licences/permits
Disclosure of detailed information about intangible assets [line items]
Useful life	15 years
Right-to-use licenses
Disclosure of detailed information about intangible assets [line items]
Useful life	15 years
Host community agreements
Disclosure of detailed information about intangible assets [line items]
Useful life	15 years
Trade name/brand
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years